Shareholder Report	10 Months Ended	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Elevation Series Trust
Entity Central Index Key		0001936157
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000244753
Shareholder Report [Line Items]
Fund Name	Sovereign's Capital Flourish Fund
Trading Symbol	SOVF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sovereign's Capital Flourish Fund - for the period of September 29, 2023 (commencement of operations) to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.
Additional Information Phone Number	+1 (800) 465-1403
Additional Information Email	info@sovereignscapital.com
Additional Information Website	https://www.scetfs.com/sovf
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$70	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of September 29, 2023 (commencement of operations) to July 31, 2024. Such costs would be higher for a full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	The costs paid by the Fund reflect the period of September 29, 2023 (commencement of operations) to July 31, 2024. Such costs would be higher for a full year.
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

In the ten months since its 9/29/2023 launch through 07/31/2024, the Flourish Fund’s (SOVF) total return was 23.94%, exceeding the S&P 1500 Equal Weight Index by 55 basis points. From a sector attribution standpoint, stock selection within the Consumer Staples, Healthcare and Information Technology sectors was the largest tailwind to relative performance during the period. This was partially offset by underperformance in the Industrials, Financials and Consumer Discretionary sectors.

While we are generally encouraged with the relative performance for the Fund, we recognize that the performance period and the time since Fund inception is still too short to draw any conclusions about the Fund’s strategy. Longer term, we believe the Fund’s process of identifying, evaluating and investing in companies with strong cultures led by faith-driven CEOs, as determined by our proprietary process, collectively provides a foundation for outperformance versus the broader market.

Finally, after over a decade of significant outperformance from large-caps in the domestic stock market, that part of the market has led to  a swelling in price-to-earnings valuation for the cap-weighted indices, including the S&P 500 Index and Russell 3000 Index. We believe the Sovereign's Flourish Fund, which is benchmarked against the S&P 1500 Equal Weight Index, offers investors exposure to small- and mid-cap equities that possess attractive valuations while also offering stronger growth prospects versus large caps.

On May 29th in Chicago, we hosted 6 public company CEOs from the ETF portfolio in-person for six hours to talk about culture. We spent the majority of our time hearing about the best cultural practices from each CEO. In total, the CEOs in attendance accounted for 250,000 team members between their six companies. Thus far, as a direct outcome of the meeting, two public company CEOs are planning to adopt chaplaincy for their 222,000 employees, providing spiritual and mental health counseling (at work). When crisis inevitably arrives among their team members, we believe chaplains will provide invaluable counseling. Employees will be cared for, and we believe this will contribute to the long-term success of the companies for all stakeholders. This is what impact looks like in public equities. This is what is possible.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.
Line Graph [Table Text Block]
	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
'23	10,000	10,000
'24	12,394	12,339

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund	23.94%
S&P Composite 1500 Equal Weight Total Return Index	23.39%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

Performance Inception Date			Sep. 29, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 58,497,226	$ 58,497,226	$ 58,497,226
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 204,531
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$58,497,226
# of Portfolio Holdings	81
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$204,531

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Money Market	0.43%
Banking	0.56%
Water Utilities	1.01%
Utilities	1.03%
Materials	1.24%
Media	1.79%
Retail & Wholesale - Staples	2.64%
Financial Services	4.07%
Real Estate	4.28%
Oil & Gas	4.33%
Industrial Products	5.03%
Consumer Discretionary Products	6.27%
Consumer Staple Products	7.27%
Tech Hardware & Semiconductors	8.15%
Industrial Services	9.73%
Health Care	10.04%
Insurance	11.80%
Software & Tech Services	20.33%

Material Fund Change [Text Block]